EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 21, 2013 (Accession No. 0001193125-13-404812), to the Class A & C, Class I and Class R & Z Prospectuses dated May 1, 2013, amended and restated September 30, 2013, for Cohen & Steers Real Assets Fund, Inc.